Accounts Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable	$ 48,568	$ 69,133
Allowance for doubtful accounts:
Balance at the beginning of year	(1,174)	(2,414)
Additional provision for bad debt, net of recoveries	(1,615)	(582)
Write-offs	1,371	1,822
Balance at the end of year	(1,418)	(1,174)
Net Book Value	$ 47,150	$ 67,959